INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net of amortization, at December 31 follows:

	2011		2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$31,326	$23,717	$31,326	$22,346

Intangible amortization expense was $1.4 million, $1.3 million and $1.9 million in 2011, 2010 and 2009, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2011, follows:

(In thousands)

2012	$1,088
2013	1,078
2014	801
2015	613
2016	613
2017 and thereafter	3,416
Total	$7,609

During 2009 we recorded a $16.7 million goodwill impairment charge at our Mepco segment. In the fourth quarter of 2009 we updated our goodwill impairment testing (interim tests had also been performed in the prior quarters of 2009). The results of the year end goodwill impairment testing showed that the estimated fair value of our Mepco reporting unit was less than the carrying value of equity. The fair value of Mepco is principally based on estimated future earnings utilizing a discounted cash flow methodology. Mepco recorded a loss in the fourth quarter of 2009. Further, Mepco's largest business counterparty, who accounted for nearly one-half of Mepco's payment plan business, defaulted in its obligations to Mepco and this counterparty was expected to cease operations in 2010 (which it did). These factors adversely impacted the level of Mepco's expected future earnings and hence its fair value. This necessitated a step 2 analysis and valuation. Based on the step 2 analysis (which involved determining the fair value of Mepco's assets, liabilities and identifiable intangibles) we concluded that goodwill was impaired, resulting in the $16.7 million charge. As a result of this charge, goodwill had a zero balance at December 31, 2009. In addition, we accelerated the amortization of a customer relationship intangible at Mepco in the amount of $0.1 million. This customer relationship intangible had a zero balance at December 31, 2009.